Commitments and Contingencies (Details)		1 Months Ended		3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 08, 2022	Oct. 31, 2022 USD ($)	Jul. 31, 2021 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Aug. 14, 2022 USD ($)	Jul. 26, 2022	Jan. 31, 2022 USD ($)	Dec. 31, 2016 USD ($)
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities				$ 22,417,000	$ 22,417,000	$ 16,881,000	$ 6,025,000
Unpaid lease expenses					6,400,000
Legal claims in cash					1,800,000		2,500,000
Settlement payment				1,200,000	1,200,000
Initial settlement payment					1,800,000
Relieved liability				1,200,000	1,200,000
Additional settlement					$ 3,400,000
Reservation received for vehicle					14,000
Unpaid interest					14,000
Purchase obligations						388,672,000
rent expense						2,665,000	2,452,000
Contingent liabilities						16,881,000	5,025,000
Exercise price per share (in Dollars per share) | $ / shares			$ 2.55
Grant date fair value			$ 8,459,000
General and administrative expense				21,732	$ 4,265	$ 6,309,000	6,082,000
Additional cash				$ 56,207,000	$ 56,207,000						$ 10,000
Interest percentage				15.00%	15.00%	12.00%			10.00%
Reversal of accrued expenses							2,255,000
Unpaid vendor payments							6,082,000
Other Liabilities [Member]
Commitments and Contingencies (Details) [Line Items]
Non-current contingent liabilities							1,000,000
Minimum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term						3 years
Additional cash								$ 52,000
Maximum [Member]
Commitments and Contingencies (Details) [Line Items]
Lease term						5 years
Additional cash								$ 57,000
Legal Matters [Member]
Commitments and Contingencies (Details) [Line Items]
Accrued contingent liabilities							$ 5,000,000
Derivative Lawsuits [Member]
Commitments and Contingencies (Details) [Line Items]
Number of derivative lawsuits	two
Settled Legal Matter [Member]
Commitments and Contingencies (Details) [Line Items]
Legal claims in cash			$ 2,850,000
Outstanding Legal Dispute [Member]
Commitments and Contingencies (Details) [Line Items]
Outstanding legal expenses						$ 7,584,000
Outstanding Legal Matter, Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute						5,400,000
Outstanding Legal Matter, Breach of Service Contract [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute						1,672,000
Outstanding Legal Dispute for Software Infringement [Member]
Commitments and Contingencies (Details) [Line Items]
Related legal dispute						1,200,000
Class A Common Stock [Member]
Commitments and Contingencies (Details) [Line Items]
Issue stock options (in Shares) | shares			847,800
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash		$ 3,400,000
Interest percentage		5.00%
Subsequent Event [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Pay in cash										$ 1,800,000
Forecast [Member]
Commitments and Contingencies (Details) [Line Items]
Interest percentage		5.00%
Forecast [Member] | Outstanding Legal Dispute for Breach of Lease [Member]
Commitments and Contingencies (Details) [Line Items]
Additional cash		$ 3,400,000
Interest percentage		5.00%
Palantir Technologies Inc. [Member]
Commitments and Contingencies (Details) [Line Items]
Invested amount			$ 25,000,000
Committed to pay hosting fees			$ 47,000,000
Hosting fees						$ 5,333,000
Chief Executive Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction					25.00%
Chief Product And User Ecosystem Officer [Member]
Commitments and Contingencies (Details) [Line Items]
Annual base salary reduction					25.00%